Average Annual Total Returns - FidelityAdvisorEquityValueFund-AMCIZPRO - FidelityAdvisorEquityValueFund-AMCIZPRO - Fidelity Advisor Equity Value Fund	Jan. 29, 2025
Fidelity Advisor Equity Value Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	1.94%
Past 5 years	6.46%
Past 10 years	6.57%
Fidelity Advisor Equity Value Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.43%
Past 5 years	5.69%
Past 10 years	5.73%
Fidelity Advisor Equity Value Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.78%
Past 5 years	4.96%
Past 10 years	5.10%
Fidelity Advisor Equity Value Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	6.34%
Past 5 years	6.90%
Past 10 years	6.54%
Fidelity Advisor Equity Value Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	4.09%
Past 5 years	6.69%
Past 10 years	6.55%
Fidelity Advisor Equity Value Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	8.45%
Past 5 years	8.02%
Past 10 years	7.50%
Fidelity Advisor Equity Value Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	8.57%
Past 5 years	8.15%
Since Inception	8.15%	[1]
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%
RS008
Average Annual Return:
Past 1 year	13.98%
Past 5 years	8.60%
Past 10 years	8.40%

[1]	A From February 1, 2017 .